Gains/(losses) on financial assets and liabilities (net)	12 Months Ended
Dec. 31, 2022
Gains or losses on financial assets and liabilities (net)
Gains/(losses) on financial assets and liabilities (net)

39. Gains/(losses) on financial assets and liabilities (net)

Gains/(losses) on financial assets and liabilities (net) include the amount of the valuation adjustments of financial instruments, except those attributable to interest accrued as a result of application of the effective interest method, impairment losses and the realized gains or losses obtained from the sale and purchase thereof.

The breakdown of Gains/(losses) on financial assets and liabilities (net) by type of instrument is as follows:

	2020	2021	2022

Financial instruments at fair value through profit or loss	5,662	4,640	589
Of which:
Debt instruments	1,221	119	(5,613)
Equity instruments	(161)	398	289
Derivatives	4,458	4,096	6,021
Others	144	27	(108)
Recognized profit from sale of financial assets at fair value through other comprehensive income	779	781	113
Hedging derivatives	(457)	(538)	322
Of which:
Fair value hedge - hedged items (Note 12)	6,427	(9,278)	(4,903)
Fair value hedge - hedging derivative instruments (Note 12)	(6,884)	8,746	5,225
Cash flow hedge inefficiency (Note 12)	—	(6)	—
	5,984	4,883	1,024